ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Nov. 30, 2011	Jun. 30, 2014
JA Hebei
Organizational and principal activities
Percentage of Ownership		100.00%
JA BVI
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian")
Organizational and principal activities
Percentage of Ownership		100.00%
JA USA
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Yangzhou
Organizational and principal activities
Percentage of Ownership		100.00%
JA Hong Kong
Organizational and principal activities
Percentage of Ownership		100.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV")
Organizational and principal activities
Percentage of Ownership		100.00%
JA GmbH
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Organizational and principal activities
Percentage of Ownership		100.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D")
Organizational and principal activities
Percentage of Ownership		100.00%
JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Hebei
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Investment China Co., Ltd ("JA Investment")
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age
Organizational and principal activities
Percentage of Ownership		100.00%
Full Shine
Organizational and principal activities
Percentage of Ownership		100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Japan
Organizational and principal activities
Percentage of Ownership		100.00%
Dunhuang JA Solar Power Development Co., Ltd ("JA Dunhuang")
Organizational and principal activities
Percentage of Ownership		100.00%
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Organizational and principal activities
Percentage of Ownership		65.00%
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong") | M.SETEK
Organizational and principal activities
Equity interest acquired (as a percent)	65.00%
JA Solar Investment (Hong Kong) Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Australia PTY Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Technology Co., LTD
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Shexian) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
Aiyouen Power Electric (Yinchuan) Company Limited
Organizational and principal activities
Percentage of Ownership		65.00%
JA Solar PV Electric (Baotou) Company Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Iriki Power Plant Limited
Organizational and principal activities
Percentage of Ownership		100.00%
Beijing JA Solar PV Technology Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Huanghua) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Powerway South Africa Proprietary Limited
Organizational and principal activities
Percentage of Ownership		65.00%
JA Solar PV Electric (Yanchi) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA New Energy Development (Hebei) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Juxian) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
2432243 Ontario Corp
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Chifeng) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Wulanchabu) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA New Energy (Xilinhaote) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Malaysia Sdn. Bhd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (LaiWu) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
Lincheng JA PV Power Generation Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age
Organizational and principal activities
Percentage of equity interest acquired			100.00%
Full Shine
Organizational and principal activities
Percentage of equity interest acquired			100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of equity interest acquired			100.00%
JA MEMC
Organizational and principal activities
Percentage of interest acquired				50.00%